Related Party Transactions - Schedule of Related Party Balances and Transactions (Details) - USD ($)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Related Party [Member]
Schedule of Related Party Balances and Transactions [Line Items]
Short-term liabilities due to shareholders and related party		$ 270,619	$ 552,213
Long-term loans from related party			45,343
Share-based compensation expenses to Board members [Member]
Schedule of Related Party Balances and Transactions [Line Items]
Related party transactions		10,821	11,709	$ 4,926
Management and consulting fees to Board members [Member]
Schedule of Related Party Balances and Transactions [Line Items]
Related party transactions		137,682	142,055	133,681
Cost of revenues [Member]
Schedule of Related Party Balances and Transactions [Line Items]
Related party transactions	[1]	9,035	10,512	29,110
Business development services income [Member]
Schedule of Related Party Balances and Transactions [Line Items]
Related party transactions			150,000	50,000
Development services [Member]
Schedule of Related Party Balances and Transactions [Line Items]
Related party transactions		$ 159,948	$ 123,101	$ 191,170

[1]	Related to cost of products purchased from Mr. Gottlieb’s companies.